Investments - Summarized Interest (Details) - CAD ($) $ in Millions	Nov. 25, 2020	Apr. 12, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Assets			$ 9,747	$ 9,508
Non-controlling interests			1,084	1,101
Skookumchuck
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint operation	49.00%	49.00%
Skookumchuck | Entities Other Than Transalta Corporation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint operation		51.00%
SP Skookumchuck Investment, LLC
Disclosure of subsidiaries [line items]
Assets			173
Non-controlling interests			(88)
Investments in associates accounted for using equity method			$ 85	$ 0